Income Taxes Operating Loss and Tax Credit Carryforwards, United States, By Expiration Dates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013 through 2017 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	$ 0
United States federal deferred income tax assets for income tax loss carryforwards	0
United States federal income tax credit carryforwards	0
2018 through 2022 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	0
United States federal deferred income tax assets for income tax loss carryforwards	0
United States federal income tax credit carryforwards	51
2023 through 2027 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	15
United States federal deferred income tax assets for income tax loss carryforwards	5
United States federal income tax credit carryforwards	0
2028 through 2032 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	2
United States federal deferred income tax assets for income tax loss carryforwards	1
United States federal income tax credit carryforwards	68
Not subject to expiration [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	0
United States federal deferred income tax assets for income tax loss carryforwards	0
United States federal income tax credit carryforwards	37
Valuation allowance [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	0
United States federal deferred income tax assets for income tax loss carryforwards	(5)
United States federal income tax credit carryforwards	$ (17)